Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related-Party Transactions [Abstract]
Related-Party Transactions

13. Related-Party Transactions

Partial Recourse Notes from the Founders

On October 28, 2020, the Company entered into the Partial Recourse Notes with two of the Company’s Founders for an amount of $0.7, million, which was used to allow the Founders to purchase 485,527 shares of common stock granted in the form of a restricted stock award under the 2019 Plan. The Partial Recourse Notes have a stated interest rate of 0.38%, which is compounded annually, and matures upon the earlier of (i) the ninth anniversary from the date of the Partial Recourse Notes; (ii) a continuation of default for more than thirty days; (iii) the sale, transfer, or disposition of the shares; and (iv) a change in control of the Company. Further, the principal and accrued but unpaid interest of the Promissory Note is to be repaid prior to the Company becoming an issuer within the meaning of the Sarbanes-Oxley Act of 2022. As of June  30, 2026, the entire amount of the Partial Recourse Notes remained outstanding. See Note 8.

15. Related-Party Transactions

Partial Recourse Notes from the Founders

On October 28, 2020, the Company entered into the Partial Recourse Notes with two of the Company’s Founders for an amount of $0.7, million, which was used to allow the Founders to purchase 485,527 shares of common stock granted in the form of a restricted stock award under the 2019 Plan. The Partial Recourse Notes have a stated interest rate of 0.38%, which is compounded annually, and matures upon the earlier of (i) the ninth anniversary from the date of the Partial Recourse Notes; (ii) a continuation of default for more than thirty days; (iii) the sale, transfer, or disposition of the shares; and (iv) a change in control of the Company. Further, the principal and accrued but unpaid interest of the Promissory Note is to be repaid prior to the Company becoming an issuer within the meaning of the Sarbanes-Oxley Act of 2022. As of December 31, 2025, the entire amount of the Partial Recourse Notes remained outstanding. See Note 10.